Employee Related Obligations (Details Textual) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Employee Related Obligations (Textual) [Abstract]
Prepaid employee related obligations	$ 249	$ 615